Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income:
Interest and fees on loans	$ 225,538	$ 234,638	$ 262,458
Interest and dividends on:
Obligations of U.S. Government, its agencies and other securities	36,686	50,549	68,873
Obligations of states and political subdivisions	45	140	371
Other interest income	678	408	178
Total interest and dividend income	262,947	285,735	331,880
Interest on deposits:
Demand and savings deposits	1,773	2,483	3,812
Time deposits	11,235	15,921	23,842
Interest on short-term borrowings	544	678	823
Interest on long-term debt	28,370	31,338	30,169
Total interest expense	41,922	50,420	58,646
Net interest income	221,025	235,315	273,234
Provision for loan losses	3,415	35,419	63,272
Net interest income after provision for loan losses	217,610	199,896	209,962
Other income:
Income from fiduciary activities	17,133	15,947	14,965
Service charges on deposit accounts	16,316	16,704	18,307
Net gain on sales of securities	0	0	28,829
Other service income	12,913	13,631	10,606
Checkcard fee income	12,955	12,541	12,496
Bank owned life insurance income	5,041	4,754	5,089
ATM fees	2,632	2,359	2,703
Net gain on sale of OREO	3,110	4,414	1,312
OREO devaluations	(3,180)	(6,872)	(8,219)
Gain on sale of Vision business	0	22,167	0
Other	6,357	6,758	8,822
Total other income	73,277	92,403	94,910
Other expense:
Salaries and employee benefits	100,298	95,977	102,068
Data processing fees	4,174	3,916	4,965
Professional fees and services	27,865	24,267	21,119
Net occupancy expense of bank premises	9,804	9,444	11,295
Amortization of intangibles	337	2,172	3,534
Furniture and equipment expense	11,249	10,788	10,773
Insurance	5,205	5,780	6,821
Marketing	3,790	3,474	2,967
Postage and telephone	5,790	5,983	6,060
State taxes	3,702	3,786	1,544
Loan put provision	0	3,299	0
OREO expense	2,731	4,011	3,266
Other	13,584	15,071	13,905
Total other expense	188,529	187,968	188,317
Income before income taxes	102,358	104,331	116,555
State income taxes (benefit)	0	0	6,088
Federal income taxes	25,131	25,701	28,327
Net income	77,227	78,630	82,140
Preferred share dividends and accretion	0	3,425	5,856
Income available to common shareholders	$ 77,227	$ 75,205	$ 76,284
Earnings per common share:
Basic (in dollars per share)	$ 5.01	$ 4.88	$ 4.95
Diluted (in dollars per share)	$ 5.01	$ 4.88	$ 4.95